Equity - Share capital (Details) € / shares in Units, $ / shares in Units, € in Thousands		12 Months Ended
	Oct. 13, 2015 EUR (€)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Option $ / shares shares	Dec. 31, 2016 USD ($)	Jun. 22, 2016 $ / shares	Jun. 21, 2016 $ / shares	Dec. 31, 2015 USD ($)	Dec. 23, 2015 € / shares shares	Dec. 23, 2015 $ / shares shares	Oct. 14, 2015 $ / shares	Oct. 13, 2015 USD ($) $ / shares shares	Feb. 05, 2015 $ / shares shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)		40,000	139,000
Issue of equity	€ 50,000	$ 240,000	$ 180,000
Par value per share | $ / shares			$ 0.01		$ 0.01	$ 7.50
Number of shares outstanding		169,122,682
Number of shares outstanding, including treasury shares		170,863,773	171,976,731
Treasury shares | $		$ 1,174,091
Number of ordinary shares issued		40,000	138,578
Number of shares issued at vesting of restricted stock units			108,578
Number of share options exercised in share-based payment arrangement | Option			30,000
Equity | $		$ 884,372,000	$ 937,758,000	$ 892,042,000			$ 1,294,973,000
Globe Specialty Metals Inc
Disclosure of classes of share capital [line items]
Par value per share | $ / shares									$ 0.0001
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)								1	1		14	1
Par value per share | $ / shares									$ 7.50	$ 7.50	$ 1.00	$ 1.00
Shares consolidated											15
New shares issued after consolidation											2
Equity | $											$ 15.00
Class A
Disclosure of classes of share capital [line items]
Shares issued (in shares)								98,078,161	98,078,161
Par value per share | $ / shares		$ 0.01							$ 7.50
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)											50,000
Grupo Villar Mir SAU [Member]
Disclosure of classes of share capital [line items]
The number of beneficially shares owned		91,125,521
Outstanding shares owned by main shareholders (as a percentage)		53.90%
Grupo Villar Mir SAU [Member] | Grupo FerroAtlantica S.A.U. [Member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares								€ 1,000